Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group [Abstract]
Summary of Balance Sheet of Variable Interest Entity
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidating financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	1,991	2,803	401
Short-term investments, net	5,473	4,748	679
Others	18,331	21,875	3,128

Total current assets	25,795	29,426	4,208

Fixed assets, net	12,583	9,086	1,299
Long-term investments, net	16,410	17,652	2,524
Long-term time deposits and held-to-maturity investments	3,384	3,715	531
Others	41,806	50,905	7,280

Total non-current assets	74,183	81,358	11,634

Total	99,978	110,784	15,842

Liabilities
Accounts payable and accrued liabilities	18,527	17,157	2,453
Others	21,184	20,008	2,862

Total current third-party liabilities	39,711	37,165	5,315

Total non-current third-party liabilities	7,352	8,242	1,179

Amounts due to the other entities within Baidu (i)	26,929	48,146	6,884

Total	73,992	93,553	13,378

Note:
(i)	It represents the elimination of intercompany balances among Baidu, Inc., primary beneficiaries of VIEs excluding Baidu, Inc., other subsidiaries and the VIEs and VIEs’ subsidiaries.

Summary of Income Statement and Cash Flow of Variable Interest Entity

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Revenue	67,001	66,755	74,650	10,675
Net income (loss)	4,202	2,625	(10,149)	(1,451)
Net cash provided by/(used in) operating activities	5,328	(7,363)	(14,504)	(2,074)
Net cash used in investing activities	(2,381)	(7,584)	(4,985)	(713)
Net cash provided by/(used in) financing activities	(1,998)	12,098	20,398	2,917